Commitments and Contingencies (Details Narrative) (Chongster Ltd., USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2011
Chongster Ltd.
Default of payment	$ 121,125
Amount of cash portion of the agreement paid		92,816
Common shares issued, shares		139,412
Common shares issued, value		71,100
Interest accrued	$ 8,356		$ 3,472